Transamerica Janus Mid-Cap Growth VP Average Annual Total Returns		12 Months Ended		60 Months Ended		68 Months Ended	99 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025 [3]	Dec. 31, 2025 [4]	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	[1],[2]	13.15%	[1],[2]	17.56%	14.09%	14.29%	[1],[2]
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.66%		6.65%				12.49%
Initial
Prospectus [Line Items]
Average Annual Return, Percent		8.11%		7.17%				11.14%
Performance Inception Date	Mar. 01, 1993
Service
Prospectus [Line Items]
Average Annual Return, Percent		7.85%		6.91%				10.87%
Performance Inception Date	May 01, 2003

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[3]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[4]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.